Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 92.1%	Shares	Value
Australia - 2.6%
Commonwealth Bank of Australia	30,548	$2,173,452
CSL Ltd.	4,058	730,912
Mineral Resources Ltd.	31,441	1,519,128
Perseus Mining Ltd.	1,359,692	1,598,708
Qantas Airways Ltd.*	927,553	4,075,458
Canada - 4.2%
Air Canada*	222,900	4,107,587
Brookfield Corp.	23,900	834,275
Centerra Gold, Inc.	191,800	1,230,522
Fairfax Financial Holdings Ltd.	6,600	5,265,585
iA Financial Corp, Inc.	14,000	969,962
Loblaw Co. Ltd.	22,600	2,005,233
The Toronto-Dominion Bank	25,600	1,688,224
China - 2.4%
Agricultural Bank of China Ltd.	2,884,000	1,049,041
Bank of China Ltd.	9,622,000	3,568,781
China Construction Bank Corp.	4,012,000	2,338,429
Vipshop Holdings, Ltd., Sponsored ADR*	110,400	2,078,832
Denmark - 3.3%
Danske Bank A/S	114,091	2,709,098
Novo Nordisk A/S, Class B	56,362	9,088,499
Pandora A/S	8,336	833,866
Finland - 1.2%
Nokia Oyj	534,962	2,102,913
Nordea Bank Abp	236,862	2,680,886
France - 8.6%
Cie de Saint-Gobain	45,084	3,049,106
Eiffage S.A.	31,906	3,319,438
Engie S.A.	150,455	2,468,275
Hermes International	1,362	3,014,480
LVMH Moet Hennessy Louis Vuitton SE	6,723	6,244,137
Publicis Groupe S.A.	19,879	1,602,760
Renault S.A.	25,205	1,107,050
Rexel S.A.	60,475	1,458,800
Sanofi	27,228	2,904,821
TotalEnergies SE	69,234	4,206,437
Unibail-Rodamco-Westfield*	29,388	1,665,216
Veolia Environnement S.A.	56,887	1,852,189
Germany - 6.2%
Bayer AG	15,468	904,626
Bayerische Motoren Werke AG	32,636	3,979,977
Deutsche Telekom AG	173,118	3,774,203
DHL Group	20,866	1,073,002
Infineon Technologies AG	99,611	4,376,479
Mercedes-Benz Group AG	32,110	2,564,411
Merck KGaA	18,242	3,205,590
SAP SE	27,900	3,805,902
Hong Kong - 4.6%
Baidu, Inc., Class A*	111,100	2,172,093
China Conch Venture Holdings Ltd.	418,000	523,486
China CITIC Bank Corp Ltd.	1,569,000	758,760
CK Hutchison Holdings Ltd.	556,500	3,432,119
Tencent Holdings Ltd.	104,500	4,802,941
Trip.com Group Ltd.*	149,700	6,114,171
Israel - 1.2%
Bank Leumi Le-Israel B.M.	292,382	2,333,975
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	269,300	2,262,120
Italy - 2.1%
Enel SpA	211,662	1,459,459
Intesa Sanpaolo SpA	1,813,640	5,244,469
Leonardo SpA	110,639	1,497,989
Japan - 19.6%
Daiichi Sankyo Co. Ltd.	44,100	1,358,263
FUJIFILM Holdings Corp.	47,500	2,758,120
Honda Motor Co. Ltd.	98,100	3,127,565
Ibiden Co. Ltd.	34,500	2,096,887
ITOCHU Corp.	161,800	6,544,050
Marubeni Corp.	293,900	5,203,501
Mitsubishi Corp.	116,800	5,976,243
Mitsubishi Heavy Industries Ltd.	40,000	1,897,762
Mitsubishi UFJ Financial Group, Inc.	341,300	2,748,234
Mitsui & Co. Ltd.	73,100	2,853,100
Mizuho Financial Group, Inc.	121,700	2,064,685
Murata Manufacturing Co. Ltd.	25,700	1,526,624
Nintendo Co. Ltd.	41,000	1,854,625
Nippon Telegraph & Telephone Corp.	3,030,000	3,474,558
Olympus Corp.	82,300	1,342,884
Otsuka Corp.	27,000	1,124,370
Renesas Electronics Corp.*	211,700	4,084,506
Sekisui House Ltd.	85,800	1,750,466
Seven & i Holdings Co. Ltd.	47,500	1,970,542
Sony Group Corp.	22,600	2,116,857
Sumitomo Corp.	233,000	4,998,525
Sumitomo Mitsui Financial Group, Inc.	79,400	3,720,024
Takeda Pharmaceutical Co. Ltd.	38,800	1,186,304
TDK Corp.	113,800	4,359,482
Tokyo Electron Ltd.	6,016	902,924
Toyota Motor Corp.	224,800	3,779,734
Netherlands - 4.8%
ASML Holding N.V.	10,643	7,623,285
ASR Nederland N.V.	21,819	989,047
NN Group N.V.	64,766	2,482,813
Prosus N.V.*	21,009	1,661,975
Stellantis N.V.	109,337	2,243,374
STMicroelectronics N.V.	60,066	3,212,727
New Zealand - 0.5%
Xero Ltd.*	24,330	1,999,961
Norway - 0.5%
Equinor ASA	42,843	1,310,503
Norsk Hydro ASA	118,352	775,137
Singapore - 0.7%
DBS Group Holdings Ltd.	106,100	2,737,066
South Africa - 0.2%
Exxaro Resources Ltd.	64,645	585,659
South Korea - 2.1%
Hyundai Motor Co.	47,137	7,247,480
YG Entertainment, Inc.	12,277	733,599
Spain - 1.1%
Cellnex Telecom S.A.*	20,817	850,151
Iberdrola S.A.	142,211	1,775,020
Repsol S.A.	103,762	1,584,185
Sweden - 2.1%
Atlas Copco AB, Class A	219,041	3,111,671
Essity AB, Class B	135,710	3,365,104
SSAB AB, Class B	253,526	1,551,060
Switzerland - 4.5%
Alcon, Inc.	59,476	5,060,911
Cie Financiere Richemont S.A.	11,442	1,842,539
Nestle S.A.	22,675	2,778,123
Novartis AG	32,400	3,392,190
Roche Holding AG	5,580	1,730,087
UBS Group AG	103,055	2,286,675
Taiwan - 5.6%
Compal Electronics, Inc.	4,034,000	3,916,322
Micro-Star International Co. Ltd.	651,000	4,037,856
Quanta Computer, Inc.	953,000	7,250,294
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	62,100	6,157,215
Turkey - 0.4%
Turk Hava Yollari AO*	173,416	1,508,073
United Kingdom - 13.6%
3i Group PLC	270,900	6,873,060
Anglo American PLC	34,838	1,071,332
Ashtead Group PLC	16,023	1,185,444
AstraZeneca PLC	44,379	6,376,215
BAE Systems PLC	270,528	3,235,264
Barclays PLC	1,339,002	2,657,001
BP PLC	298,335	1,851,007
Centrica PLC	1,293,942	2,293,066
Coca-Cola Europacific Partners PLC	27,136	1,720,151
Experian PLC	21,760	840,929
GSK PLC	52,295	930,910
HSBC Holdings PLC	790,962	6,570,067
RELX PLC	34,832	1,172,333
Rio Tinto PLC	86,597	5,723,876
Shell PLC	125,707	3,809,902
SSE PLC	103,760	2,243,620
Standard Chartered PLC	240,559	2,310,705
WPP PLC	87,272	952,901
Total common stocks (cost $302,930,635)		352,266,592

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Volkswagen AG	20,975	2,778,689
Total preferred stocks (cost $2,462,239)		2,778,689

EXCHANGE TRADED FUNDS - 6.2%
United States - 6.2%
iShares MSCI EAFE ETF	55,900	4,162,314
iShares MSCI India ETF	297,500	13,316,100
Xtrackers Harvest CSI 300 China A-Shares ETF	209,125	5,989,340
Total exchange traded funds (cost $21,657,678)		23,467,754
Total investment portfolio (cost $327,050,552) - 99.0%		378,513,035
Other assets in excess of liabilities - 1.0%		3,875,206
Total net assets - 100.0%		$382,388,241

* Non-income producing security
ADR - American Depositary Receipt
ETF - Exchange Traded Fund

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Air Canada, Brookfield Corp., Centerra Gold, Inc., Fairfax Financial Holdings Ltd., iA Financial Corp, Inc., Loblaw Co. Ltd., The Toronto-Dominion Bank, Vipshop Holdings Ltd. Sponsored ADR, Teva Pharmaceutical Industries Ltd., Sponsored ADR, Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR, Coca-Cola Europacific Partners PLC, iShares MSCI EAFE ETF, iShares MSCI India ETF, and Xtrackers Harvest CSI 300 China A-Shares ETF, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $51,787,460 and $326,725,575 respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.